Commitments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Total	$ 2,991	$ 1,548
Within one year
Disclosure of finance lease and operating lease by lessor [line items]
Total	$ 2,991	$ 1,548